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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                           VARIABLE SEPARATE ACCOUNT
                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES
                      (AS SUPPLEMENTED DECEMBER 29, 2006):

                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                 POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2006
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2006
         POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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                         VARIABLE ANNUITY ACCOUNT FOUR
                     SUPPLEMENT TO THE FOLLOWING PROSPECTUS
                      (AS SUPPLEMENTED DECEMBER 29, 2006):

               ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2006

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                   SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
                      (AS SUPPLEMENTED DECEMBER 29, 2006):

              POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 28, 2006
        POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 28, 2006
           POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 28, 2006
   POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 28, 2006

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On or about January 2, 2007, the WM Advisors, Inc. changes its name to Edge
Asset Management, Inc. All references to WM Advisors, Inc. on the first page and in the "Investment Options" section of the prospectus are changed to Edge Asset Management, Inc.

In the "Investment Options" section, the paragraph under the "Anchor Series Trust" heading is replaced with the following:


        AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadvisers to Anchor Series Trust ("AST").


Dated:  January 2, 2007


                Please keep this Supplement with your Prospectus